COMMITMENTS AND CONTINGENCIES (Details)			1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 23, 2023 USD ($)	Jun. 07, 2023 USD ($)	Jul. 04, 2023 USD ($) $ / shares shares	May 13, 2023 USD ($)	Jun. 30, 2023 USD ($) item D $ / shares shares	Dec. 31, 2022 USD ($) D item $ / shares shares	Dec. 31, 2021 $ / shares shares
COMMITMENTS AND CONTINGENCIES
Common stock, par value (in dollars per share) | $ / shares					$ 0.001	$ 0.001	$ 0.001
MedTech Acquisition Corp
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item					3	3
Legal fees					$ 508,525	$ 508,525
Investment advisory fees					40,000	400,000
Legal fees upon merger					$ 912,752	479,262
Business combination related costs				$ 40,000,000		$ 40,000,000
Number of trading | D						30
Number of trading days | D					30
Period of stockholder approval after delivering business combination					25 days	25 days
Preferred Stock, Shares Authorized | shares					1,000,000	1,000,000	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Purchase price, per unit | $ / shares					$ 10.00	$ 10.00
Maximum Amount Of Expense Reimbursement	$ 700,000
MedTech Acquisition Corp | Raymond James Agreements
COMMITMENTS AND CONTINGENCIES
Deferred underwriting fees upon consummation of business combination					$ 8,750,000	$ 8,750,000
Aggregate fees received	$ 2,000,000
MedTech Acquisition Corp | MTAC Class A Common Stock
COMMITMENTS AND CONTINGENCIES
Business combinations of warrant to purchase					1.00%	0.33%
Number of holdings | shares					1	1
MedTech Acquisition Corp | Backstop Letter Agreement
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price		$ 2,000,000
MedTech Acquisition Corp | Backstop Letter Agreement | Sponsor [Member]
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price		$ 3,000,000
MedTech Acquisition Corp | Backstop Letter Agreement | Series A Preferred Stock
COMMITMENTS AND CONTINGENCIES
Additional preferred stock subscribed			$ 2,000,000
MedTech Acquisition Corp | Subscription Agreements
COMMITMENTS AND CONTINGENCIES
Preferred Stock, Shares Authorized | shares			4,015,002
MedTech Acquisition Corp | Subscription Agreements | Series A Preferred Stock
COMMITMENTS AND CONTINGENCIES
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001
Purchase price, per unit | $ / shares			$ 10.00
Aggregate purchase price			$ 40,150,020
Preferred stock dividend rate			8.00%
Common stock dividend rate per share | $ / shares			$ 10.00
Number of preferred stock votes equal to quotient (in dollars per share) | $ / shares			$ 10.00
MedTech Acquisition Corp | Maximum
COMMITMENTS AND CONTINGENCIES
Merger related cost				35,000,000
MedTech Acquisition Corp | Maximum | Raymond James Agreements
COMMITMENTS AND CONTINGENCIES
Aggregate fees received						$ 4,500,000
MedTech Acquisition Corp | Minimum
COMMITMENTS AND CONTINGENCIES
Merger related cost				$ 60,000,000
MedTech Acquisition Corp | Minimum | Raymond James Agreements
COMMITMENTS AND CONTINGENCIES
Aggregate fees received						3,000,000
MedTech Acquisition Corp | TriSalus
COMMITMENTS AND CONTINGENCIES
Consideration payable					$ 220,000,000	$ 220,000,000
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Share price | $ / shares					$ 10.00	$ 10.00